Label	Element	Value
Prospectus Summary | NYLI CBRE Global Infrastructure Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	NYLIM CBRE Global Infrastructure Fund (formerly NYLI CBRE Global Infrastructure Fund)
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 45 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 152 of the Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	79.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies. The Fund’s Subadvisor, CBRE Investment Management Listed Real Assets LLC, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports, and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities, and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities, and other facilities used for gathering, processing, or transporting hydrocarbon products as well as contracted renewable power assets), and communications assets (such as communications towers, data centers, fiber networks, and satellites).

Under normal market conditions, the Fund will invest more than 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their business activities in the infrastructure group of industries.

Under normal circumstances, the Fund invests primarily in common stock, but may also invest in other equity securities including preferred stocks, convertible securities, rights or warrants to buy common stocks, and depositary receipts with characteristics similar to common stock. The Fund may also invest up to 25% of its net assets in master limited partnerships.

The Fund may invest in other investment companies, including exchange-traded funds.

The Fund expects to invest primarily in equity securities of companies located in a number of different countries, including the United States. Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg. The Fund will normally invest in companies located in at least three countries outside of the United States.

The Fund may invest up to 30% of its assets in securities of issuers in emerging markets. The Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. The Fund’s investments may be denominated in U.S. dollars, non-U.S. currencies, or multinational currency units. The Fund may hedge its currency exposure to securities denominated in non-U.S. currencies. The Fund may invest in securities of companies of any market size.

Investment Process: The Subadvisor uses a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down geographic region and infrastructure sector allocation with bottom-up individual stock selection. The Subadvisor first selects infrastructure sectors in certain geographic regions in which to invest, and determines the degree of representation in the portfolio of such sectors and regions, through a systematic evaluation of the regulatory environment and economic outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Subadvisor then uses an in-house valuation process to identify infrastructure companies whose risk-adjusted returns it believes are compelling relative to their peers. The Subadvisor’s in-house valuation process examines several factors, including the company’s management and strategy, the stability and growth potential of cash flows and dividends, the location of the company’s assets, the regulatory environment in which the company operates; sustainability considerations (such as environmental, social and governance factors); and the company’s capital structure.

The Subadvisor includes sustainability considerations as one of the factors in its analysis to assess a company’s exposure to, and ability to manage, sustainability related risk. Sustainability factors are assessed based on internal research and information from an independent global provider of environmental, social and corporate governance research. The Subadvisor’s approach and implementation of all factors – including sustainability – is applied consistently across all investments and industries and does not change based on the size of the company or potential position size. As sustainability considerations are one of several factors in the Subadvisor's analysis, the Subadvisor generally will not forgo potential investments strictly based on evaluation of sustainability factors.

The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	The Fund’s Subadvisor, CBRE Investment Management Listed Real Assets LLC, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports, and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities, and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities, and other facilities used for gathering, processing, or transporting hydrocarbon products as well as contracted renewable power assets), and communications assets (such as communications towers, data centers, fiber networks, and satellites).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies.
Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies. The Fund’s Subadvisor, CBRE Investment Management Listed Real Assets LLC, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports, and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities, and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities, and other facilities used for gathering, processing, or transporting hydrocarbon products as well as contracted renewable power assets), and communications assets (such as communications towers, data centers, fiber networks, and satellites).
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The table also includes the average annual returns of the FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.

Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund. Past performance may have been different if the Fund’s current fee structure had been in place during the period.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The table also includes the average annual returns of the FTSE Global Core Infrastructure 50/50 Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit nylim.com/funds for more recent performance information.Effective February 21, 2020, the Voya CBRE Global Infrastructure Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund’s historical performance. Therefore, the performance information shown below includes that of the Predecessor Fund, which had a different fee structure than the Fund.
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Performance data is not shown for classes with less than one calendar year of performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	nylim.com/funds
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Returns, Class I Shares(by calendar year 2016-2025)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	As of June 30, 2026, the Class I shares of the Fund had a year-to-date return of 9.54%.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter
2019, Q1	15.27%
Worst Quarter
2020, Q1	-17.90%

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	9.54%
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A shares. After-tax returns for the other share classes may vary.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares. After-tax returns for the other share classes may vary.
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below. The relative significance of each principal risk summarized below may change over time.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Fund.
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic, social and geopolitical factors (including responses to government actions or interventions), such as the imposition (or the threatened imposition) of tariffs for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Certain securities may be difficult to value under such conditions, and such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares and adversely affect the Fund and its investments.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain sustainability (such as environmental, social and governance factors) criteria when evaluating an investment opportunity. The application of sustainability criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account sustainability criteria or the Fund's benchmark. Investments selected using quantitative methods or based on models that analyze information and data ("quantitative tools") may perform differently from the market as a whole. The quantitative tool used by the Subadvisor, and the investments selected based on the quantitative tool, may not perform as expected. The quantitative tool may contain certain assumptions in construction and implementation that may adversely affect the Fund’s performance. There may also be technical issues with the construction and implementation of quantitative tools (for example, software or other technology malfunctions, or programming inaccuracies). In addition, the Fund’s performance will reflect, in part, the Subadvisor’s ability to make active qualitative decisions and timely adjust the quantitative tool, including the tool’s underlying metrics and data.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Equity Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Infrastructure Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Infrastructure Investment Risk: The Fund’s investments in infrastructure-related securities expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies/issuers.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Rights and Warrants Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Rights and Warrants Risk: Rights and warrants may provide a greater potential for profit or loss than an equivalent investment in the underlying securities. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. If a right or warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such right or warrant.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Depositary Receipts Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Preferred Shares Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Preferred Shares Risk: Preferred shares represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common shares in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common shares. If interest rates rise, the fixed dividend on preferred shares may be less attractive, causing the price of preferred shares to decline. Preferred shares may have mandatory sinking fund provisions, as well as provisions allowing the shares to be called or redeemed prior to its maturity, which can have a negative impact on the share's price when interest rates decline. Preferred shares may also be subject to greater credit risk or other risks, such as risks related to limited voting rights, liquidity, regulatory changes and special redemption rights.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Convertible Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk: Convertible securities are typically subordinate to an issuer’s other debt obligations. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. Certain types of convertible securities may decline in value or lose their value entirely in the event that the issuer's financial condition becomes significantly impaired. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Master Limited Partnership (“MLP”) Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Master Limited Partnership (“MLP”) Risk: MLPs carry many of the risks inherent in investing in a partnership. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP. Limited partners may also have more limited control and limited rights to vote on matters affecting the MLP.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Foreign Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg (or another similar third party). The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments (such as government expropriation, excessive taxation, political or social instability, trade restrictions (including tariffs) or economic sanctions) that may affect the value of investments in foreign securities. There can also be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Fund may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Emerging Markets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under adverse market conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting, corporate governance and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from actual or threatened wars, military conflicts, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Investments in Other Investment Companies Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Investments in Other Investment Companies Risk: The Fund's investment in another investment company may subject the Fund indirectly to the risks of that investment company. The Fund also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Fund's own fees and expenses.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Exchange-Traded Fund ("ETF") Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests or is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than its underlying portfolio securities. Disruptions in the markets for the securities underlying ETFs could result in losses on the investments in ETFs. ETFs may not achieve their investment objectives due to, among other reasons, regulatory restrictions, including exchange rules, rapid or material fluctuations in market prices of shares of an ETF, or shares of an ETF trading significantly above or below net asset value. ETFs also have management fees and transaction costs that may make them more expensive than owning the underlying securities directly.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Market Capitalization Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Liquidity and Valuation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s performance. These risks are heightened for fixed-income instruments in a changing or volatile interest rate environment.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Concentration Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Concentration Risk: Because the Fund concentrates its investments in the securities of issuers conducting their business activities in the infrastructure group of industries, the Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund is particularly susceptible to financial, economic, political, or market events, as well as government regulation, impacting the infrastructure group of industries, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. The Fund is subject to the risk that: (i) its performance will be closely tied to the performance of those particular industries; (ii) its performance will be adversely impacted when such industries experience a downturn; and (iii) it will perform poorly during a slump in demand for securities of companies in such industries.

Prospectus Summary | NYLI CBRE Global Infrastructure Fund | MSCI World Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI World Index (Net)1	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.17%
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | FTSE Global Core Infrastructure 50/50 Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	FTSE Global Core Infrastructure 50/50 Index (Net)2	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.79%
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	0.00%	[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.29%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 674
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	936
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,219
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,021
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.52%
Performance Inception Date	oef_PerfInceptionDate	Oct. 16, 2013
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Investor Class
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	0.00%	[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.30%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 626
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	891
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,177
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,989
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.85%
Performance Inception Date	oef_PerfInceptionDate	Feb. 24, 2020
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.05%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	2.05%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,187
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,187
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.25%
Performance Inception Date	oef_PerfInceptionDate	Feb. 28, 2019
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.97%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	567
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,265
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	15.27%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(17.90%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.47%
Annual Return [Percent]	oef_AnnlRtrPct	10.13%
Annual Return [Percent]	oef_AnnlRtrPct	20.48%
Annual Return [Percent]	oef_AnnlRtrPct	(6.56%)
Annual Return [Percent]	oef_AnnlRtrPct	28.46%
Annual Return [Percent]	oef_AnnlRtrPct	1.17%
Annual Return [Percent]	oef_AnnlRtrPct	15.22%
Annual Return [Percent]	oef_AnnlRtrPct	(6.08%)
Annual Return [Percent]	oef_AnnlRtrPct	3.96%
Annual Return [Percent]	oef_AnnlRtrPct	7.68%
Annual Return [Percent]	oef_AnnlRtrPct	15.55%
Performance Inception Date	oef_PerfInceptionDate	Jun. 28, 2013
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Class I | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.44%
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.59%
Prospectus Summary | NYLI CBRE Global Infrastructure Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage)	oef_MaximumDeferredSalesChargeOverOther	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.85%	[4]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[5]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.90%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,108
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.31%
Performance Inception Date	oef_PerfInceptionDate	Feb. 24, 2020

[1]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
[2]	The FTSE Global Core Infrastructure 50/50 Index (Net) is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors.
[3]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
[4]	The management fee is as follows: 0.85% on assets up to $3 billion and 0.84% on assets over $3 billion.
[5]	New York Life Investment Management LLC ("New York Life Investment Management") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 1.33%; Investor Class, 1.45%; Class C, 2.08%; Class I, 0.97%; and Class R6, 0.95%. This agreement will remain in effect until August 31, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.